Losses Per Share (Details) - shares	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
Losses Per Share (Details) [Line Items]
Number of outstanding stock option	15,274,639			8,027,354
Warrants outstanding	189,395			189,395
Outstanding stock options shares		15,642,133	9,057,354
unvested options shares		664,938
Preferred stock outstanding		58,554,536
Common stock converted shares		189,395	189,395
Convertible preferred shares outstanding		60,121,015	60,121,015
Warrant [Member]
Losses Per Share (Details) [Line Items]
Preferred stock outstanding		172,759	172,759
Common stock outstanding		114,162	213,162
Convertible Preferred Shares [Member]
Losses Per Share (Details) [Line Items]
Number of outstanding stock option	58,554,536			50,588,630